Accrued and Other Current Liabilities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Forge Nano, Inc.
Accrued and Other Current Liabilities
Schedule of accrued and other current liabilities

	June 30,	December 31,
	2026	2025
Other accrued liabilities	$3,725	$1,216
Payroll liabilities	2,077	1,748
Warranty reserve liability	33	63
Total	$5,835	$3,027

	2025	2024
Accrued finder’s fees and commissions	$—	$80
Other accrued liabilities	1,216	658
Payroll liabilities	1,748	2,118
Warranty reserve liability	63	152
Total	$3,027	$3,008